Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments and Fair Value Disclosures [Abstract]
Derivative Instruments - Balance Sheet Location
		December 31, 2013	December 31, 2014
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Non-Current Assets – Interest rate swaps	$(87,295)	$-
Interest rate swaps	Current liabilities – Interest rate swaps	294,505	-
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	22,683	-
	Subtotal	$229,893	$-

Derivatives not designated as hedging instruments
Interest rate swaps	Non-Current Assets – Interest rate swaps	$-	$(66,475)
Interest rate swaps	Current liabilities – Interest rate swaps	685,960	589,896
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	359,433	17,369
	Subtotal	$1,045,393	$540,790

Total derivatives		$1,275,286	$540,790

Effect of Derivative Instruments designated as hedging instruments (Gain Recognized in Accumulated Other Comprehensive Loss - Effective Portion)
	Year Ended December 31,
	2013	2014
Interest rate swaps	$131,112	$131,238
Total	$131,112	$131,238

Effect of Derivative Instruments designated as hedging instruments (Location of Loss Transferred from Accumulated Other Comprehensive Loss in Statements of Comprehensive Loss - Effective Portion)
		Year Ended December 31,
		2013	2014
Interest rate swaps – Realized Loss	Interest and finance costs	$(312,069)	$(98,656)
Total		$(312,069)	$(98,656)

Effect of Derivative Instruments not designated as hedging instruments
		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2013	2014
Interest rate swaps – Fair value	Loss on derivatives, net	$834,829	$504,602
Interest rate swaps – Realized Loss	Loss on derivatives, net	(930,117)	(892,342)
Net loss on derivatives		$(95,288)	$(387,740)

Summary of Valuation of Interest Rate Swaps
Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2013	December 31, 2014
Interest rate swaps – asset	$(87,295)	$(66,475)
Interest rate swaps – liability	1,362,581	607,265
Total	$1,275,286	$540,790

Location of Recognized Gain / (Loss) from Marketable Securities
		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2013 Gain / (Loss)	2014 Gain / (Loss)
Marketable securities – Initial measurement	(Gain) / loss from marketable securities, net	$3,113,306	$-
Marketable securities – Realized Loss	(Gain) / loss from marketable securities, net	(1,911,212)	(25,529)
Net gain / (loss) from marketable securities		$1,202,094	$(25,529)

Summary of Valuation of Available For Sale Securites
Financial Assets	Quoted Prices in Active Markets (Level 1)
	December 31, 2013	December 31, 2014
KLC Shares – Marketable Securities	$1,616,329	$955,535

Location of Impairment Loss on Investment in Affiliate
		Year Ended December 31,
	Location of Loss Recognized	2013	2014
Dilution effect	Loss on investment in affiliate	$(390,821)	$(221,679)
Impairment loss	Loss on investment in affiliate	(8,229,551)	(8,618,664)
Loss on investment in affiliate		$(8,620,372)	$(8,840,343)

Summary of Valuation of Investment In Affiliate
Financial Assets	Quoted Prices in Active Markets (Level 1)
	December 31, 2013	December 31, 2014
Investment in equity affiliate – Box Ships Inc.	$11,309,375	$2,956,250